11. PROPERTY, PLANT AND EQUIPMENT (Details 1) - Right-of-use assets [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	R$ 472,345	R$ 640,989
Effect of foreign exchange differences	4,329
Addition	49,934	43,111
Remesurement	60,058	(151,558)
Depreciation	(62,680)	(58,843)
Write-offs	(7,318)	(1,354)
Balance at end	516,668	472,345
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	531,044
Effect of foreign exchange differences
Write-offs
Balance at end	634,786	531,044
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(58,699)
Effect of foreign exchange differences
Write-offs
Balance at end	(118,118)	(58,699)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	380,566	556,133
Addition	9,039
Remesurement	34,645	(152,915)
Depreciation	(24,467)	(21,314)
Write-offs	(6,580)	(1,338)
Transfers to other asset categories	(188)
Balance at end	393,015	380,566
Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	401,746
Effect of foreign exchange differences
Write-offs
Balance at end	434,689	401,746
Land [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(21,180)
Effect of foreign exchange differences
Write-offs
Balance at end	(41,674)	(21,180)
Buildings and infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	64,154	54,513
Effect of foreign exchange differences	988
Addition	4,561	6,719
Remesurement	3,827	12,112
Depreciation	(983)	(9,190)
Write-offs	(399)
Transfers to other asset categories	(6,062)
Balance at end	66,086	64,154
Buildings and infrastructure [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	73,344
Effect of foreign exchange differences
Write-offs
Balance at end	75,882	73,344
Buildings and infrastructure [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(9,190)
Effect of foreign exchange differences
Write-offs
Balance at end	(9,796)	(9,190)
Machinery, equipment and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	24,144	9,783
Effect of foreign exchange differences	294
Addition	23,720	34,197
Remesurement	21,557	(4,525)
Depreciation	(14,211)	(15,311)
Transfers to other asset categories	(3,558)
Balance at end	51,946	24,144
Machinery, equipment and facilities [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	39,455
Effect of foreign exchange differences
Write-offs
Balance at end	81,598	39,455
Machinery, equipment and facilities [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(15,311)
Effect of foreign exchange differences
Write-offs
Balance at end	(29,652)	(15,311)
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	3,481	20,560
Effect of foreign exchange differences	3,047
Addition	12,614	2,195
Remesurement	29	(6,230)
Depreciation	(23,019)	(13,028)
Write-offs	(339)	(16)
Transfers to other asset categories	9,808
Balance at end	5,621	3,481
Other [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	16,499
Effect of foreign exchange differences
Write-offs
Balance at end	42,617	16,499
Other [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(13,018)
Effect of foreign exchange differences
Write-offs
Balance at end	R$ (36,996)	R$ (13,018)